Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	2023		2022
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	372,032	372,032	304,367	304,367
Restricted cash	4,662	4,662	5,072	5,072
Margin deposits	4,270	4,270	4,270	4,270
Long-term receivable (including short-term portion)	23,812	23,812	23,307	23,307
Investment in debt securities	5,064	5,064	-	-
Debt and other financial liabilities	(1,572,692)	(1,572,692)	(1,587,582)	(1,587,582)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair Value	—	193	—	—
Interest rate swaps	Financial instruments - Fair Value, net of current portion	—	—	—	5
Subtotal		—	193	—	5

		Asset Derivatives		Liability Derivatives
		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair Value	646	—	—	—
Interest rate swaps	Financial instruments—Fair Value, net of current portion	—	—	524	—
Bunker swaps	Current portion of financial instruments - Fair value	607	—	72	—
Subtotal		1,253	—	596	—
Total derivatives		1,253	193	596	5

Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table)

Derivative			Amount
	(Loss) Gain Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) Location	2023	2022	2021
Interest rate swaps		(134)	28,393	19,627
Reclassification to Interest and finance costs, net due to de-designations		(5,265)	(3,753)	—
Reclassification to Depreciation expense		219	200	192
Total		(5,180)	24,840	19,819

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location	2023	2022	2021
Interest rate swaps	Interest and finance costs, net	122	1,472	—
Bunker swaps	Interest and finance costs, net	247	7,923	11,191
Bunker put options	Interest and finance costs, net	—	—	(172)
Total		369	9,395	11,019

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	December 31, 2023	December 31, 2022
Interest rate swaps	122	188
Bunker swaps	535	—
	657	188